Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2024
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:
	March 31, 2024	September 30, 2023
	(Unaudited)
Bank of China(1)	$415,495	$—
Bank of Nanjing(2)	415,495	411,184
Bank of Huaxia(3)	692,493	1,370,614
Bank of Hangzhou(4)	415,495	685,307
Deferred financing costs(5)	(7,045)	(24,496)
Total	$1,931,933	$2,442,609

(1)	On November 16, 2023, Global Mofy China entered into a loan agreement with Bank of China to obtain a loan of $415,495 (or RMB3,000,000) for a term from November 30, 2023 to November 30, 2024 at a fixed annual interest rate of 2.8%. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited.
(2)	On July 29, 2022, Global Mofy China entered into a loan agreement with Bank of Nanjing to obtain a loan of $140,578 (or RMB1,000,000) for a term from July 29, 2022 to July 29, 2023 with an annual interest rate of 6%. The Company repaid the loan on July 31, 2023.

On March 31, 2022, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $281,155 (or RMB2,000,000) of loan for the period from March 31, 2022 to March 31, 2023 with an annual interest rate of 6.0%. The Company repaid the loan in advance on March 16, 2023.

On March 17, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $274,123 (or RMB2,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with an annual interest rate of 6%. The Company repaid the loan in full upon maturity and renewed a loan to borrow $276,997 (or RMB2,000,000) From March 19, 2024 to March 18, 2025 with an annual interest rate of 5%.

On September 20, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $138,498 (or RMB1,000,000) of loan for the period from September 20, 2023 to September 20, 2024 with an annual interest rate of 5.5%.

Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing, guaranteed the repayment of these loans.

(3)	On July 27, 2022, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $702,889 (or RMB5,000,000) of loan for the period from July 27, 2022 to July 27, 2023 with a floating annual interest rate. The Company is required to make monthly interest payment with principal due at maturity. The Company repaid the loan on July 31, 2023.

On March 17, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $685,307 (or RMB5,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with a floating annual interest rate. The Company repaid the loan in full upon maturity.

On August 30, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $692,493 (or RMB5,000,000) of loan for the period from August 30, 2023 to August 30, 2024 with a floating annual interest rate.

Beijing Zhongguancun Technology Financing Guarantee Limited guaranteed the repayment of these loans.

(4)	On February 13, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $274,123 (or RMB2,000,000) for a term from February 13, 2023 to February 12, 2024 at a fixed annual interest rate of 4.35%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. The Company repaid the loan in full upon maturity on February 12, 2024.

On March 30, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $411,184 (or RMB3,000,000) for a term from March 30, 2023 to December 29, 2023 at a fixed annual interest rate of 4.35%. The Company’s CEO, Mr. Haogang Yang, and his wife, Ms. Mingxing Dong, provided guarantee to this loan. The Company repaid the loan in full on December 20, 2023. The Company renewed the loan of $415,495 (or RMB3,000,000) for a term from December 26, 2023 to June 25, 2024 at a fixed annual interest rate of 4.35%. The Company repaid the loan in full upon maturity.

(5)	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.